COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments:

The Company participated in programs sponsored by the Israeli Government for the support of research and development activities, through the Office of the Chief Scientist of Israel’s Ministry of Industry, Trade and Labor (the “OCS”). The Company had obtained aggregate grants from the OCS of $ 372, which were received during fiscal years 2002 and 2003.

Under the Company’s research and development agreement with the OCS, and pursuant to applicable laws, the Company is required to pay royalties at the rate of between 3% to 5% on revenues derived from products developed with royalty-bearing grants provided by the OCS, in an amount of up to 100% of the grants received from the OCS. The obligation to pay these royalties is contingent on actual sales of the products. In the absence of such sales, no payment is required.

Royalties payable with respect to grants received under programs approved by the OCS after January 1, 1999, are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits.

Through December 31, 2011, the Company had paid or accrued royalties to the OCS in an amount of $31. As of December 31, 2011, the total contingent liability to the OCS amounted to $400.

b.	Lease commitments:

The Company’s facilities, its subsidiaries’ facilities and its motor vehicles are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2016.

Future minimum rental payments under non-cancelable operating leases are as follows:

Year ended December 31,	Facilities
2012	300
2013	326
2014	314
2015	189
2016	197

Total	$1,326

ViryaNet, Inc., the Company’s US subsidiary located in Massachusetts, signed a new office lease agreement in February 2011 and relocated its facilities in June 2011 to a new location in Westborough, Massachusetts. ViryaNet Inc. leases 10,372 square feet of office space, which is utilized primarily for administrative, marketing, sales, service and technical support purposes, with an average annual rent of approximately $165, payable starting in January 2012. The non-cancellable lease agreement for these premises expires on December 31, 2016 and contains a rent escalation clause. The long-term deferred rent payable in the balance sheet as of December 31, 2011 includes accrued fees for these facilities that are paid over the lease period.

Lease expenses in respect of facilities were approximately $349, $349 and $343 for the years ended December 31, 2009, 2010 and 2011, respectively.

Lease expenses in respect of motor vehicles for the years ended December 31, 2009, 2010 and 2011 were approximately $163, $165 and $150, respectively. In addition, as of December 31, 2011, future minimum rental payments for motor vehicles leased for the years 2012, 2013 and 2014 were $62, $29 and $3, respectively.

c.	Charges and guarantees:

1.	The Company has a floating charge on all of its assets in favor of the Bank.

2.	The Company obtained a bank guarantee in an amount of $69, in order to secure an office lease agreement.